Filed Pursuant to Rule 497(e)
Registration No. 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 17, 2014, to the Fund’s Prospectus

dated May 1, 2014

On page 5 of the Prospectus, the Risk/Return Bar Chart within the “Fund Highlights” section under the heading “Performance Information” is hereby deleted and replaced with the following:

SENIOR FLOATING RATE FUND (Class C)

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-14